UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21031
                                                    --------------

                    ACP Strategic Opportunities Fund II, LLC
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                         1235 Westlakes Drive, Suite 130
                                Berwyn, PA 19312
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Gary E. Shugrue
                          Ascendant Capital Partners LP
                         1235 Westlakes Drive, Suite 130
                                Berwyn, PA 19312
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                          ---------------

                   Date of fiscal year end: December 31, 2004
                                           ------------------

                     Date of reporting period: June 30, 2004
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


[GRAPHIC OMITTED] ACP
ASCENDAN [GRAPHIC OMITTED]
--------------------------
CAPITAL PARTNERS

                                             ACP STRATEGIC OPPORTUNITIES FUND II
--------------------------------------------------------------------------------
FIRST QUARTER 2004 REVIEW
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
            JAN     FEB      MAR      APR      MAY      JUN      JUL      AUG      SEP      OCT      NOV      DEC      YEAR
----------------------------------------------------------------------------------------------------------------------------
2004        0.76    1.27     0.27                                                                                       2.32
2003       -0.65   -0.07    -0.02     2.20     3.73     1.17     1.31     1.39    -0.53     2.11     1.33     1.42     14.14
2002        n/a     n/a      n/a      0.92    -0.50    -1.52    -3.69    -0.83    -0.49    -0.95     0.99    -0.83     -6.76
----------------------------------------------------------------------------------------------------------------------------

RETURN STATISTICS       SOFII**       S&P      (1)HENNESSEE   ANALYTICS SUMMARY          SOFII     S&P 500         HENNESSEE
                                      500     OPPORTUNISTIC                                                    OPPORTUNISTIC
1Q 04                    2.32%      1.69%         2.84%       Standard deviation         5.22%      17.63%             7.50%
Trailing 12 month       17.66%     34.97%        18.74%       Annualized Sharp Ratio      0.58       -0.03              0.20
YTD 03/31/04             2.32%      1.69%         2.84%       Downside deviation (RFR)   3.42%      13.05%             5.53%
Since inception return*  8.89%      1.53%         5.74%       Largest drawdown**        -8.29%     -28.35%           -11.41%
                                                              Correlation                1.00        0.62              0.76
----------------------------------------------------------------------------------------------------------------------------

*Fund inception 4/2002
**Performance numbers are net of fees

FUND OBJECTIVE
The ACP Strategic Opportunities Fund II is a hedge fund of funds currently comprised of investments in a group of long/short equity hedge funds. In general, the fund expects to maintain a net long bias. The fund's objective is to generate absolute returns similar to the long-term return of stocks but with significantly less volatility. The fund seeks to generate returns that are not highly correlated with traditional stock investments, thereby providing investors with an opportunity for improved diversification of their overall portfolios.

PERFORMANCE AND STRATEGY REVIEW
During the first quarter of 2004 the Strategic Opportunity Fund II increased in value by 2.26%, net of all fees. This compares to a gain in the S&P 500 of 1.70%.

March 31, 2004 marked the fund's second full year of operation. During this period the fund has outperformed the S&P 500 index by 7.29% while incurring 70% less volatility. The fund has maintained a net long bias of between 30% and 40% over this time. We are pleased to say that the fund has performed in line with its goals while operating within our stated parameters.

The quarter was a fairly quiet one for our managers. Performance ranged from -1.50% to +5.92%. Many of our managers were able to make money from both the long and short sides of the market. One of our managers compared his portfolio to a twinengine airplane, whereas one engine (shorts) worked very well in 2002 and the other (longs) worked well in 2003. He feels, and we agree, that 2004 could be a year when both engines (long & shorts) perform well. 2002 and 2003 were essentially oneway markets, first down then up. A choppy, although less volatile market which rewards individual stock picking, is always a better environment for our type of alpha generating long/short hedge fund manager.

OUTLOOK
As we mentioned in our last letter, our managers continue to wrestle with the question of how much of the economy's improvement is already factored into stock prices. There is no doubt that the economy is improving but the strength is not consistent across all sectors. While the capital spending and energy areas continue to do well, there is concern that any rise in interest rates will have a negative effect on the financial and housing industries. Valuations, although not stretched, are not as attractive as they have been.

This environment, along with concerns over Iraq and the upcoming election, is leading many of our managers to lower their net exposure and risk levels. They are expecting a choppy, opportunistic market for the remainder of 2004.

1235 Westlakes Drive Suite 130 Berwyn, PA 19312  610-993-9999   www.acpfunds.com

              FOR SHAREHOLDERS ONLY - NOT FOR PUBLIC DISTRIBUTION

During the quarter we redeemed from one of our hedge funds and will be making three or four new investments this month as our assets have increased. Our time continues to be spent searching for, evaluating and monitoring talented hedge fund managers that meet our criteria. Of the thirteen managers we currently have in this fund seven are now closed to new investors.

COMMENTARY

"WORLDLY WISDOM TEACHES THAT IT IS BETTER FOR REPUTATION TO FAIL CONVENTIONALLY THAN SUCCEED UNCONVENTIONALLY".

--JOHN MAYNARD KEYNES

The March 2004 issue of Institutional Investor magazine contained an article, which describes General Motor's plan to invest $2.5 billion of its $80 billion pension plan into hedge funds. Their goal, as stated in the article, is to "boost returns, improve diversification and LOWER the pension plan's risk profile". Conversely, the March 15, 2004 issue of The Philadelphia Inquirer includes an article describing the Pennsylvania State Employees Retirement System's $2.3 billion investment of its $24 billion plan in hedge funds as a "Daredevil Strategy".

What's going on here? Two very large pension plans make two similar investments and two fairly well read publications come to two, very different, conclusions. Admittedly, the Inquirer is far from a premier business publication but the contrast between these two articles is too substantial to ignore. How can two similar strategies be viewed so differently? These conflicting opinions are indicative of the current confusion regarding the rapid growth in hedge fund investing.

Despite the fact that they have been around since the 1940's, hedge funds seem to be new and unconventional to the vast majority of investors. As with most new concepts, especially investment strategies, misunderstandings and misconceptions abound. Generally, it takes time for people to understand their purpose and to become comfortable with each strategy or vehicle and their nuances. This has occurred with other investment innovations such as mutual funds, options and financial futures. At first, these instruments were viewed with skepticism but were eventually accepted as investors began to comprehend their function and learned how they could be used effectively. It is now the hedge fund industry's turn to go through this process.

In order to better explain why we believe this, it would be helpful to examine why pension plan's such as General Motors and the State of Pennsylvania, as well as many others, have decided to make hedge funds an important part of their overall investment strategies. In our view, there are two primary reasons:

     1. Absolute Returns- The stock market's decline from 2000 to 2002 put tremendous strain on pension plans as they went from being over funded to under funded. The market's decline and the accompanying volatility affected not only the pension plans but companies' and municipalities' operations as it became necessary to support these plans through working and investment capital.

        Strategies employing risk controls which sought to limit downside volatility became attractive despite the fact that these strategies tend to under perform in rising markets. Hedge fund strategies, on average, were delivering these desired results. From 1998 through 2003, a period which includes three up years and three down years, the S&P Hedge Fund Index gained 9.58% per year with an accompanying volatility of 4.21%. The S&P 500 during this same period grew by an average of 3.78% per year while incurring an average volatility level of 20.77%. During this six year period hedge funds, on average, outperformed the S&P 500 by 253% and did so with 80% less volatility. We have written about the problems with hedge fund indices and the concept of "average" hedge funds so we will not cover those issues here. However, despite these issues, the numbers above explain why pension plans are showing such interest in these strategies.

     2. Diversification- Pension plans and other investors are beginning to better understand how improved diversification can help smooth returns and lower volatility. By combining these non-correlating strategies with their traditional investments returns can be more consistent enabling investors to have more confidence in their ability to meet liabilities.

1235 Westlakes Drive Suite 130 Berwyn, PA 19312  610-993-9999   www.acpfunds.com

              FOR SHAREHOLDERS ONLY - NOT FOR PUBLIC DISTRIBUTION

In our opinion, these two benefits are the major forces driving the current popularity of hedge funds. Accessing these benefits, however, is easier said than done. The hedge fund industry is very fragmented, consisting of thousands of small funds employing many different strategies. Locating, properly evaluating and monitoring these funds is a challenging task for most investors. Some investors, like the major endowments and plans such as General Motors, have assembled experienced staffs to perform this function. Many others, such as the State of Pennsylvania, have opted to hire fund of hedge fund firms to perform these services for them. Fund of funds can provide professional due diligence, portfolio management and rapid diversification for investors who are not willing or unequipped to perform individual hedge fund due diligence and analysis.

No matter how the business is approached, there is no question, in our opinion, that hedge funds will continue to grow and play a bigger role in the financial markets and investor's portfolios. The industry currently has $700 billion in assets and is projected to grow to $2 trillion by the end of the decade. As this occurs and investor familiarity increases, we expect that publications like the ones mentioned above will be more consistent in their description of these strategies.

We would like to thank you for your support and welcome any and all questions or comments you may have. Please feel free to call us at any time. We appreciate the opportunity to be of service to you.

All the best,

Gary E. Shugrue
President and Chief Investment Officer
Ascendant Capital Partners, LLC


Performance shown for the Fund is net of all expenses charged to shareholders, and reflects the commitment of Ascendant Capital Partners to cap expenses. There is no guarantee that Ascendant will continue to subsidize the fund at this level beyond its initial one-year commitment.Performance numbers for the indexes shown do not reflect the deduction of fees; it is not possible to invest in any particular index.Information regarding the Fund set forth herein, including discussions regarding performance and Ascendant's investment strategies, are qualified by reference to the Private Placement Memorandum. The memorandum contains important information about fees and expenses, as well as risks associated with an investment in the Fund. Please read it carefully before you invest or send money. This Fund may not be suitable for all investors. Past performance is no guarantee of future results, and investors may suffer losses in connection with an investment in this Fund.

1 Refers to the Hennessee HF Index: Opportunistic(R). The Hennessee Hedge Fund Indices(R) are calculated from performance data supplied by a diversified group of hedge funds monitored by the Hennessee Group LLC and are believed to represent over half of the capital in the industry and is an equally-weighted average of the funds in the Hennessee Hedge Funds Indices. The funds in the Hennessee Hedge Fund Indices are believed to be statistically representative of the larger Hennessee Universe of over 3,000 hedge funds and are net of fees and unaudited.

RISK FACTORS
     o Hedge funds generally offer less liquidity than other investment securities, and are generally not subject to regulation under the U.S. federal securities laws.
     o Hedge funds are often dependent for their success upon the efforts of one or a relatively few number of individuals.
     o Hedge funds typically offer only periodic redemptions, and there is generally no secondary market for investors to access for liquidity purposes.

FUNDS THAT INVEST IN HEDGE FUNDS, SUCH AS THOSE MANAGED BY ASCENDANT, PRESENT ADDITIONAL CONSIDERATIONS FOR INVESTORS:
     o These funds are relatively new, and do not have an established track record.
     o These funds are dependent upon the ability of their advisers to select and hold individual hedge funds.
     o Investors in these funds cannot readily sell or dispose of their interests in the secondary market, and may look only to the funds for periodic (and, possibly, limited) liquidity.
     o The fund of funds structure adds additional fees and expenses, which can materially impact

1235 Westlakes Drive Suite 130 Berwyn, PA 19312  610-993-9999   www.acpfunds.com

              FOR SHAREHOLDERS ONLY - NOT FOR PUBLIC DISTRIBUTION

         ACP SEMI-ANNUAL JUNE 30, 2004


         ACP STRATEGIC OPPORTUNITIES FUND II

         Dear Investor,

         For the first six months of 2004 the ACP Strategic Opportunities Fund II, LLC (the "Fund") returned 2.07% net of all fees. The first quarter of 2004 the net return for the Fund was 2.35% and a second quarter return of -0.28%. In addition, the Fund has achieved a trailing twelve month net return of 9.39% and an annualized volatility of 4.97%, weathering some extremely volatile markets. Since the Fund's inception in April 2002, the net return is 8.60%. The following quarterly letters will provide more detail on the Fund and its performance.

         RETURNS  ARE  UNAUDITED  AND  REPORTED  NET  OF  FEES,   INCLUDING  ANY
         PERFORMANCE ALLOCATION. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. VOLATILITY IS MEASURED AS ANNUALIZED STANDARD DEVIATION.


--------------------------------------------------------------------------------
SECOND QUARTER 2004 REVIEW
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                JAN      FEB       MAR   APR        MAY      JUN      JUL       AUG     SEP      OCT     NOV       DEC    YEAR
--------------------------------------------------------------------------------------------------------------------------------
2004           0.76     1.27      0.27  -0.73     -0.12     0.57                                                          2.07
2003          -0.65    -0.07     -0.02   2.20      3.73     1.17     1.31      1.39   -0.53     2.11   1.33       1.42   14.14
2002            n/a      n/a       n/a   0.92     -0.50    -1.52    -3.69     -0.83   -0.49    -0.95   0.99      -0.83   -6.76
--------------------------------------------------------------------------------------------------------------------------------

RETURN STATISTICS        SOFII**    S&P 500    (1)HENNESSEE     ANALYTICS SUMMARY          SOFII     S&P 500        HENNESSEE
                                               OPPORTUNISTIC                                                     OPPORTUNISTIC
2Q 2004                  -0.28%      1.72%         0.16%        Standard deviation         4.97%      16.69%          7.24%
Trailing 12 month         9.39%     18.95%        11.68%        Annualized Sharp Ratio     0.49        0.01           0.07
YTD 06/30/04              2.07%      3.45%         2.93%        Downside deviation (RFR)   3.27%      12.32%          5.44%
Since inception return*   8.60%      3.28%         5.91%        Largest drawdown**        -8.29%     -28.35%        -11.41%
                                                                Correlation                1.00        0.62           0.77

*Fund inception 4/2002
**Performance numbers are net of fees

FUND OBJECTIVE
The ACP Strategic Opportunities Fund II is a hedge fund of funds currently comprised of only investments in long/short equity hedge funds. In general, the fund expects to maintain a net long bias. The fund's objective is to generate absolute returns similar to the long-term return of stocks but with significantly less volatility. The fund seeks to generate returns that are not highly correlated with traditional stock investments, thereby providing investors with an opportunity for improved diversification of their overall portfolios.

PERFORMANCE AND STRATEGY REVIEW
During the second quarter of 2004 the Strategic Opportunities Fund II returned -0.28%, net of all fees. This compares to a gain in the S&P 500 of 1.72%. Year-to-date to the fund has gained 2.07 % compared to a gain in the S&P 500 of 3.45%. Since inception the fund has outperformed the S&P by over 5% while incurring volatility which has been 70% less than that of this index.

After incurring losses of 0.73% and 0.12% in April and May, the fund rebounded slightly with a gain of 0.57% in June. The dispersion of our manager's returns continued to be fairly tight. Our best performer gained 3.42% while our worst lost 2.83%. Beginning this quarter, we are including a report which details the exposures and returns of the fund. Our intent is to provide our investors with a level of transparency so they can better understand our strategies and the risk/return profile of the fund. We welcome your feedback on the report. If there is something that you would like included please let us know.

During the second quarter 2004, and year-to-date, the equity markets have traded in a very narrow range as investors try to balance the positives of better earnings with the negatives of higher interest rates. Higher interest rates have kept pressure on price earnings multiples thereby requiring investors to find securities whose earnings prospects outweigh this negative. This environment is unfamiliar to many investors who are accustomed to declining interest rates and rising multiples. If we add Iraq and the upcoming election to this mix, we end up with a lot of uncertainty and the probability of continued choppy markets.

As we write this letter, it seems that consumer spending is decelerating slightly and technology is under pressure. Many of the more cyclical industries are experiencing pricing flexibility for the first time in years and could surprise investors with their operating leverage. These companies are under-owned relative to the consumer, financial and technology sectors and may be the new leaders in the market. The volatility created by periodic market swings should provide continued opportunities in these names.

Hedge fund managers who are skilled at adhering to strict buy/sell price disciplines were our best performers during the quarter. This choppy market environment presents opportunities, but it takes discipline to wait for the price to enter a position and to exit when your target is reached. Buy and hold, or momentum based strategies have not worked as there have been very few long term trends to play. We expect that the market will continue to remain opportunistic in nature and hence we will try to focus on hedge fund managers who prosper in these types of markets.

We added four new hedge fund managers to our portfolio in the second quarter, bringing our total number of underlying managers to sixteen. Two of the funds we added maintain low net exposures and are frequently net short. Both of these managers have exhibited excellent short selling skills. We added a natural resources fund because of the many opportunities present in that sector of the market. Lastly, we invested in a $150 mm fund run with great stock picking abilities and even better risk controls. Please give us a call if you would like to learn more about our individual investments. We write detailed research reports on each of our managers and would be glad to provide them to our investors upon request.

UPDATE
During the second quarter there were two significant changes made at our firm that we want you to be aware of:

1. We are pleased to announce that during the quarter we broadened the ownership of our firm by adding Baystar Asset Management (BAM) as a limited partner of Ascendant Capital Partners. BAM brings us marketing capabilities, experience and infrastructure which will help us as we grow the firm. We have included a press release discussing the transaction in more detail and a proxy statement will be sent to each investor outlining this change as well. Ascendant will no longer be affiliated with Turner Investment Partners as they have decided to refocus their efforts on their core strengths and we have decided to align ourselves with more experienced hedge fund professionals.

2. In accordance with new SEC regulations we have added two new board members to the ACP Funds board bringing our outside director percentage to 75%. All of our directors have significant investment experience. We are pleased to have such an experienced group of professionals representing our investors.

If you have questions or would like to discuss either of these items in more detail please feel free to give us a call. We look forward to hearing from you. Thanks again for this opportunity to be of service.

Sincerely,


Gary E. Shugrue
President and Chief Investment Officer
Ascendant Capital Partners, LP


Performance shown for the Fund is net of all expenses charged to shareholders, and reflects the commitment of Ascendant Capital Partners to cap expenses. There is no guarantee that Ascendant will continue to subsidize the fund at this level beyond its initial one-year commitment.

Performance numbers for the indexes shown do not reflect the deduction of fees; it is not possible to invest in any particular index. Information regarding the Fund set forth herein, including discussions regarding performance and Ascendant's investment strategies, are qualified by reference to the Private Placement Memorandum. The memorandum contains important information about fees and expenses, as well as risks associated with an investment in the Fund. Please read it carefully before you invest or send money. This Fund may not be suitable for all investors. Past performance is no guarantee of future results, and investors may suffer losses in connection with an investment in this Fund.

1 Refers to the Hennessee HF Index: Opportunistic(R). The Hennessee Hedge Fund Indices(R) are calculated from performance data supplied by a diversified group of hedge funds monitored by the Hennessee Group LLC and are believed to represent over half of the capital in the industry and is an equally-weighted average of the funds in the Hennessee Hedge Funds Indices. The funds in the Hennessee Hedge Fund Indices are believed to be statistically representative of the larger Hennessee Universe of over 3,000 hedge funds and are net of fees and unaudited.

RISK FACTORS
     o Hedge funds generally offer less liquidity than other investment securities, and are generally not subject to regulation under the U.S. federal securities laws.
     o Hedge funds are often dependent for their success upon the efforts of one or a relatively few number of individuals.
     o Hedge funds typically offer only periodic redemptions, and there is generally no secondary market for investors to access for liquidity purposes.

FUNDS THAT INVEST IN HEDGE FUNDS, SUCH AS THOSE MANAGED BY ASCENDANT, PRESENT ADDITIONAL CONSIDERATIONS FOR INVESTORS:
     o These funds are relatively new, and do not have an established track record.
     o These funds are dependent upon the ability of their advisers to select and hold individual hedge funds.
     o Investors in these funds cannot readily sell or dispose of their interests in the secondary market, and may look only to the funds for periodic (and, possibly, limited) liquidity.
     o The fund of funds structure adds additional fees and expenses, which can materially impact.

                              FINANCIAL STATEMENTS

                    ACP STRATEGIC OPPORTUNITIES FUND II, LLC

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2004
                                   (UNAUDITED)

                    ACP STRATEGIC OPPORTUNITIES FUND II, LLC

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2004
                                   (UNAUDITED)




                                TABLE OF CONTENTS


Schedule of Investments                                                     1
Statement of Assets, Liabilities and Members' Capital                       2
Statement of Operations                                                     3
Statements of Changes in Members' Capital                                   4
Statement of Cash Flows                                                     5
Notes to Financial Statements                                               6

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            JUNE 30, 2004
INVESTMENTS IN UNDERLYING FUNDS - 97.53%

        LONG/SHORT EQUITY DIVERSIFIED - 58.99%
              Continental Healthcare Fund, LP (Cost $800,000)                 $   837,691
              Copper Beech Partners Fund, LP (Cost $950,000)                    1,051,483
              Everglades Partners, LP (Cost $790,000)                             974,753
              Falconer Capital Partners, LP (Cost $500,000)                       519,462
              Hard Asset Partners, LP (Cost $1,000,000)                         1,009,699
              Healy Circle Partners, LP (Cost $808,000)                           819,617
              Hunter Global Investors Fund II, LP (Cost $900,000)                 999,110
              Inwood Capital Fund, LP (Cost $790,000)                             786,154
              Woodrow Partners, LP (Cost $440,000)                                485,263
                                                                              -----------
                                                                                7,483,232
                                                                              -----------

        LONG/SHORT EQUITY TECHNOLOGY - 14.25%
              Brightfield Partners, LP (Cost $690,000)                            807,393
              Trivium Offshore Fund, LP (Cost $1,000,000)                       1,000,803
                                                                              -----------
                                                                                1,808,196
                                                                              -----------

        LONG/SHORT EQUITY VALUE - 24.29%
              North Star Partners, LP (Cost $590,000)                             691,023
              Redstone Investors, LP (Cost $900,000)                              966,526
              Symmetry Capital Partners, LP (Cost $750,000)                       728,911
              Zeke, LP (Cost $590,000)                                            695,730
                                                                              -----------
                                                                                3,082,190
                                                                              -----------

        TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $11,498,000)               12,373,618

        OTHER ASSETS, LESS LIABILITIES - 2.47%                                    312,827
                                                                              -----------
        MEMBERS' CAPITAL - 100.00%                                            $12,686,445
                                                                              ===========

                 See Accompanying Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           JUNE 30, 2004
ASSETS

Investments in Underlying Funds, at fair value (cost - $11,498,000)          $12,373,618
Cash and cash equivalents                                                        462,754
Receivable for disposition of Underlying Funds                                    62,796
Miscellaneous receivable                                                             410
                                                                             ===========

              TOTAL ASSETS                                                    12,899,578

LIABILITIES

Management fee payable                                                            57,915
Board of directors fees payable                                                   12,375
Other accrued expenses                                                           142,843
                                                                             ------------

              TOTAL LIABILITIES                                                  213,133
                                                                             ------------

              MEMBERS' CAPITAL                                               $12,686,445
                                                                             ============




Units Outstanding (100,000,000 units authorized)                               1,168,180
Net Asset Value per Unit (offering and redemption price per unit)                 $10.86

                 See Accompanying Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           SIX MONTHS ENDED
                                                                             JUNE 30, 2004
INVESTMENT INCOME
        Interest                                                                $  1,654
                                                                                ---------

                 TOTAL INVESTMENT INCOME                                           1,654
                                                                                ---------

EXPENSES
        OPERATING EXPENSES:
              Management fees                                                     75,028
              Accounting and administration fees                                  46,500
              Professional fees                                                   37,500
              Board of directors fees                                              6,000
              Custodian fees                                                       5,264
              Other expenses                                                       1,884
                                                                                ---------

                 TOTAL OPERATING EXPENSES                                        172,176
                                                                                ---------

              Reimbursement from Investment Manager                              (89,645)
                                                                                ----------

                 NET OPERATING EXPENSES
                                                                                  82,531
                                                                                ---------

                 NET INVESTMENT LOSS                                             (80,877)
                                                                                ----------

REALIZED AND UNREALIZED GAIN ON UNDERLYING FUNDS
              Net realized gain on investments in Underlying Funds               196,416
              Net appreciation of investments in Underlying Funds                 30,801
                                                                                ---------

                 NET REALIZED AND UNREALIZED GAIN ON UNDERLYING FUNDS            227,217

                 INCREASE IN MEMBERS' CAPITAL FROM OPERATIONS                   $146,340
                                                                                =========

                 See Accompanying Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                       SIX MONTHS ENDED
                                                                         JUNE 30 2004              YEAR ENDED
                                                                         (UNAUDITED)            DECEMBER 31, 2003
Members' capital at beginning of period                                  $ 7,584,922               $6,031,782

   Capital contributions                                                   4,955,183                  656,060

   Net investment loss                                                       (80,877)                 (94,422)

   Net realized gain (loss) on investments in Underlying Funds               196,416                 (180,453)


   Net appreciation of investments in Underlying Funds                        30,801                1,171,955
                                                                          ----------               ----------


              Members' capital at end of period                          $12,686,445               $7,584,922
                                                                         ===========               ==========

                 See Accompanying Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENT OF CASH FLOWS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        SIX MONTHS ENDED
                                                                                          JUNE 30, 2004
CASH FLOWS FROM OPERATING ACTIVITIES
Increase in members' capital from operations                                              $   146,340
    Adjustments to reconcile increase in members' capital from operations to net cash used in operating activities:
           Purchases of investments in Underlying Funds                                    (5,200,000)
           Proceeds from disposition of investments in Underlying Funds                       636,416
           Receivable for disposition of investments in Underlying Funds                      (50,033)
           Increase in miscellaneous receivable                                                  (410)
           Net realized gain on redemptions of Underlying Funds                              (196,416)
           Net appreciation on investments in Underlying Funds                                (30,801)
           Increase in accrued expenses                                                        83,058
                                                                                          -----------
    Net cash used in operating activities                                                  (4,611,846)
                                                                                          -----------

CASH FLOWS FROM FINANCING ACTIVITIES
   Capital contributions                                                                    4,955,183
   Capital withdraws                                                                               --
                                                                                          -----------
   Net cash provided by financing activities                                                4,955,183
                                                                                          ===========

Net increase in cash and cash equivalents                                                     343,337
Cash and cash equivalents at beginning of period                                              119,417
                                                                                          -----------
Cash and cash equivalents at end of period                                                $   462,754
                                                                                          ===========

                 See Accompanying Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     ACP Strategic Opportunities Fund II, LLC (the "Fund") is a Delaware limited liability company that is a non-diversified, closed-end management investment company with a continuous offering period, registered under the Investment Company Act of 1940 as amended (the "Investment Company Act"). Its units of beneficial interest ("Units") are not registered under the Securities Act of 1933, as amended. The Fund's investment objective is to achieve an absolute return in excess of the long-term return of the U.S. equity market. It attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds (the "Underlying Funds"). The Investment Manager invests the Fund's assets in Underlying Funds whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum.

     Ascendant Capital Partners, LLC, a Delaware limited liability company, serves as the investment manager ("Investment Manager") to the Fund. The Fund has entered into an investment management agreement with the Investment Manager ("Investment Management Agreement"), pursuant to which the Investment Manager is responsible for formulating a continuing investment program for the Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve as the board of directors of the Fund (the "Board of Directors").

2.   SIGNIFICANT ACCOUNTING POLICIES

     A.  NET ASSET VALUATION

         The net asset value per Unit in dollars is determined as of the close of business of the New York Stock Exchange, (generally 4:00 p.m. Eastern Time) on the last business day of each Allocation Period, unless the calculation of the net asset value has been suspended. The Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board of Directors. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

         Interest income is recorded on the accrual basis.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     B.  FUND EXPENSES

         The Investment Manager has agreed to reimburse certain expenses (other than the Management Fee and shareholder servicing fee) to the extent those other expenses exceed 0.15% per annum of average net assets. During the six months ended June 30, 2004, the Investment Manager agreed to reimburse the Fund for expenses in the amount of $89,645.

     C.  INCOME TAXES

         The Fund is treated as a partnership for Federal income tax purposes and therefore not subject to Federal income tax. For income tax purposes, each Member will be treated as a partner of the Fund and, as such, will be taxed upon its distributive share of each item of the Fund's income, gain, loss, deductions and credits.

     D.  CASH

         At June 30, 2004, the Fund held $462,754 in cash at PNC Bank.

     E.  ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3.   ALLOCATION OF PROFITS

     The Fund maintains a separate capital account for each Member that has a balance equal to the sum of the net asset value of the total number of Units owned by such Member. Net profits or net losses of the Fund for each Allocation Period will be allocated among and credited to or debited against the capital accounts of the Members as of the last day of each Allocation Period in accordance with each Member's respective ownership percentage for such period.

4.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

     Pursuant to the Investment Management Agreement, the Investment Manager will be entitled to receive an annual management fee (the "Management Fee"). The base Management Fee is equal to 1.50% of the Fund's net assets and is subject to an adjustment based on the Fund's rolling twelve-month return. The Management Fee will not be lower than 1.00% per annum or higher than 2.00% per annum after adjustment.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

4.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

     Each member of the Board of Directors who is not an "interested person" of the Fund, as defined by the Investment Company Act, receives an annual retainer of $4,000 plus a fee for each meeting attended. All directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

     PFPC Trust Company serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping, tax and investor related services. The Fund pays a monthly fee to the administrator based upon average members' capital, subject to certain minimums. During the year ended December 31, 2003, PFPC Inc. agreed to waive fees in the amount of $5,322. These fees, as well as $38,291 waived in the prior fiscal period, may be recovered by PFPC Inc. if the administration and accounting agreement is terminated prior to April 1, 2005.

5.   SECURITIES TRANSACTIONS

     Total purchases of Underlying Funds for the six months ended June 30, 2004, amounted to $5,200,000. Total proceeds from sales of Underlying Funds for the six months ended June 30, 2004, amounted to $636,416. The cost of investments in Underlying Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Underlying Funds. The Fund has not received information from the Underlying Funds as to the amounts of taxable income allocated to the Fund as of June 30, 2004.

6.  RISK FACTORS

     An investment in Units involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

7.  UNDERLYING FUNDS

     The following is a summary of the investment objectives and liquidity provisions of the Underlying Funds.

     Brightfield Partners II, LP seeks to achieve superior long-term rates of return primarily through investments in publicly traded U.S. equities in the technology sector. This Underlying Fund allows for quarterly redemptions upon 30 days prior notice, after one year has elapsed.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

7.   UNDERLYING FUNDS (CONTINUED)

     Continental Healthcare Fund, LP invests in equity and equity-like instruments of companies operating primarily in the non-life science sub-sectors of the healthcare industry. This Underlying Fund allows for quarterly redemptions upon 30 days prior notice.

     Copper Beech Partners, LP invests in U.S. equities across all industries using a research-based approach. This Underlying Fund allows for withdrawals quarterly upon 45 days prior notice, after one year has elapsed.

     Everglades Partners, LP seeks to own securities in strong business franchises and also engages in short selling when appropriate. This
     Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed.

     Falconer Capital Partners, LP seeks to maximize absolute returns for the fund through investing both long and short in U.S. common equities, option contracts tied to such equities, exchange traded funds ("ETFs") and American Depository Receipts ("ADRs"). This Underlying Fund allows for quarterly redemptions upon 45 days prior notice.

     Hard  Asset  Partners,  LP seeks  capital  appreciation  primarily  through investments in securities of companies that are directly or indirectly engaged in exploration, development, production, servicing of basic and agricultural commodities. This Underlying Fund allows for monthly redemptions upon 30 days prior notice, after six months have elapsed.

     Healy Circle Partners, LP seeks to preserve capital while generating consistent absolute returns by holding equity positions in multiple industry sectors and with varying market capitalizations. This Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed.

     Hunter Global Investors Fund II, LP seeks to maximize risk-adjusted absolute returns while preserving capital, regardless of market conditions. It will invest worldwide, primarily in equity securities of companies based in developed countries. This Underlying Fund allows for withdrawals quarterly upon 30 days prior notice, after one year has elapsed.

     Inwood Capital Fund, LP seeks to achieve capital appreciation through investments in primarily U.S. equity and equity related securities of companies with small to medium capitalization. This Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed.

     North Star Partners, LP seeks to achieve superior long-term capital appreciation while minimizing the risk of permanent capital loss by investing in securities purchased at significant discount to the general partner's estimate of their true economic value. This Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

7.   UNDERLYING FUNDS (CONTINUED)

     Redstone Investors, LP invests primarily in small- and mid-cap growth equities. This Underlying Fund allows for redemptions quarterly upon 45 days prior notice, after one year has elapsed.

     Symmetry Capital Partners, LP invests primarily in small- and mid-cap healthcare and healthcare-related companies. This Underlying Fund allows for redemptions quarterly upon 45 days notice, after one year has elapsed.

     Trivium Offshore Fund, LP seeks to achieve high absolute and high risk-adjusted returns independent of general market conditions and direction. This Underlying Fund allows for redemptions monthly upon 45 days notice, after one year has elapsed.

     Woodrow Partners, LP seeks to maximize risk-adjusted returns by investing primarily in publicly traded securities of U.S. issuers with a concentration in the mid- and large-cap areas and a sector emphasis in technology, finance, healthcare and retail. This Underlying Fund allows for redemptions quarterly upon 30 days notice, after one year has elapsed.

     Zeke, LP seeks to maximize long-term capital appreciation and total returns by investing in small- and mid-cap U.S. companies that it believes have significant growth characteristics. This Underlying Fund allows for redemptions quarterly upon 45 days notice, after one year has elapsed.

8.   REDEMPTIONS AND REPURCHASE OF UNITS AND DISTRIBUTIONS

     With very limited exceptions, Units are not transferable. No Member or other person holding a Unit will have the right to require the Fund to redeem that Unit or portion thereof. There is no public market for the Units, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Units by the Fund.

     The Board of Directors may, from time to time and in their sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board of Directors will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board of Directors that the Fund offer to repurchase Units from Members twice each year, effective March 31 and September 30.

     The Fund does not intend to distribute to the Members any of the Fund's income, but intends to reinvest substantially all income and gains allocable to the Members. A Member may therefore be allocated taxable income and gains and not receive any cash distribution.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

1.       CAPITAL STOCK AND FINANCIAL HIGHLIGHT INFORMATION

     Transactions in Units for the six months ended June 30, 2004 were as follows:

         Number of Units issued                                    455,583
         Number of Units redeemed                                       (0)
                                                                 ---------
         Net increase in Units outstanding                         455,583
         Units outstanding, beginning of period                    712,597
                                                                 ---------
         Units outstanding, end of period                        1,168,180
                                                                 =========

     The financial highlights table is intended to help you understands the Fund's financial performance for the past periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all distributions).

     Per Unit Operating Performance:


                                                           Six Months Ended
                                                             June 30, 2004          Year Ended         April 1, 2002  to
                                                               (Unaudited)       December 31, 2003     December 31, 2002
         Net asset value at beginning of period                   $10.64             $ 9.32                 $ 10.00
           Income from investment operations
              Net investment loss                                  (0.09)*            (0.12)                  (0.12)
              Net realized and unrealized gain (loss)               0.31               1.44                   (0.56)
                                                                  ------             ------                 -------
              Total from investment operations                      0.22               1.32                   (0.68)
                                                                  ------             ------                 -------

         Net increase (decrease) in net asset value                 0.22               1.32                   (0.68)
                                                                  ------             ------                 -------
         Net asset value at end of period                         $10.86             $10.64                 $  9.32
                                                                  ======             ======                 =======

     * Calculated using average units outstanding during the period.

     Ratios and Supplemental Data:

     The following represents the annualized ratios of income and expense to average net assets and other supplemental information:


                                                           Six Months Ended
                                                             June 30, 2004          Year Ended        April 1, 2002  to
                                                              (Unaudited)        December 31, 2003    December 31, 2002
          Net investment loss                                   (1.62)%               (1.43)%              (1.99)%

          Gross expenses                                         3.44%                 4.31%                6.75%
          Expenses waived / reimbursed                           1.79%                 2.86%                4.75%
          Net expenses                                           1.65%                 1.45%                2.00%

                Total return (not annualized)                    2.07%                14.16%               (6.76)%

     An individual Member's ratios and return may vary from the above based on the timing of capital contributions.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

9.   CAPITAL STOCK AND FINANCIAL HIGHLIGHT INFORMATION (CONTINUED)


                                                              Six Months Ended     Year Ended     April 1, 2002 to
                                                                June 30, 2004      December 31,     December 31,
                                                                 (Unaudited)           2003             2002
          Portfolio Turnover                                             7%*                18%              0%

             Members' Capital at end of period (000s)              $12,686              $7,585          $6,032

* Not Annualized

10.  GUARANTEES

     In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11.  PROXY VOTING

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and shareholders record of actual proxy votes cast is available at WWW.SEC.GOV and may be obtained at no additional charge by calling collect 302-791-2595 or writing: ACP Strategic Opportunities Fund II, LLC, 1235 Westlakes Drive, Suite 130, Berwyn, Pennsylvania 19312.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                        REGISTRANT PURCHASES OF EQUITY SECURITIES
---------------------------------------------------------------------------------------------------------------------------
                                                                                             (D) MAXIMUM NUMBER (OR
                                                         (C) TOTAL NUMBER OF SHARES    APPROXIMATE DOLLAR VALUE) OF SHARES
                   (A) TOTAL NUMBER     (B) AVERAGE      (OR UNITS) PURCHASED AS PART      (OR UNITS) THAT MAY YET BE
                    OF SHARES (OR     PRICE PAID PER    OF PUBLICLY ANNOUNCED PLANS       PURCHASED UNDER THE PLANS OR
     PERIOD       UNITS) PURCHASED    SHARE (OR UNIT)           OR PROGRAMS                          PROGRAMS
---------------------------------------------------------------------------------------------------------------------------
Month #1                None               None                     None                                None
1/1/04-
1/31/04
---------------------------------------------------------------------------------------------------------------------------
Month #2               None                None                     None                                None
2/1/04-
2/29/04
---------------------------------------------------------------------------------------------------------------------------
Month #3               None                None                     None                                None
3/1/04-
3/31/04
---------------------------------------------------------------------------------------------------------------------------
Month #4               None                None                     None                                None
4/1/04-
4/30/04
---------------------------------------------------------------------------------------------------------------------------
Month #5               None                None                     None                                None
5/1/04-
5/31/04
---------------------------------------------------------------------------------------------------------------------------
Month #6               None                None                     None                                None
6/1/04-
6/30/04
---------------------------------------------------------------------------------------------------------------------------
Total                  None                None                     None                                None
---------------------------------------------------------------------------------------------------------------------------

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   ACP Strategic Opportunities Fund II, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Gary E. Shugrue
                         -------------------------------------------------------
                           Gary E. Shugrue
                           President and Chief Investment Officer
                           (principal executive officer)

Date                       August 30, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Gary E. Shugrue
                         -------------------------------------------------------
                           Gary E. Shugrue
                           President and Chief Investment Officer
                           (principal executive officer)

Date                       August 30, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Timothy Holmes
                         -------------------------------------------------------
                           Timothy Holmes
                           Treasurer
                           (principal financial officer)

Date                       August 30, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.